Expense Example, No Redemption - Natixis Funds Trust II - Classs C	Dec. 31, 2025 USD ($)
Loomis Sayles Strategic Alpha Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	555
Expense Example, No Redemption, 5 Years	960
Expense Example, No Redemption, 10 Years	1,893
Natixis Oakmark Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	977
Expense Example, No Redemption, 10 Years	1,927
Vaughan Nelson Mid Cap Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	622
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	$ 2,145